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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                               811-04847

Eclipse Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive office) (Zip Code)

Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:          212-576-7000

Date of fiscal year end:                       October 31

Date of reporting period:                      July 31, 2008

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2008 is filed herewith.

	MainStay Balanced Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited
				Principal
				Amount	Value
	Long-Term Bonds (39.6%)	†
	Convertible Bond (0.0%)	‡
	Internet (0.0%)	‡
	At Home Corp.
	4.75%, due 12/19/08	(a) (b) (c) (d)		$177,810	$18

	Total Convertible Bond
	(Cost $13,325)				18

				Principal
				Amount	Value
	Corporate Bonds (36.1%)
	Aerospace & Defense (2.3%)
	General Dynamics Corp.
	4.50%, due 8/15/10			874,000	893,587
	5.375%, due 8/15/15			2,265,000	2,333,827
	Lockheed Martin Corp.
	7.65%, due 5/1/16			3,820,000	4,268,277
	McDonnell Douglas Corp.
	9.75%, due 4/1/12			3,600,000	4,155,588
❖	United Technologies Corp.
	6.50%, due 6/1/09			5,628,000	5,791,583
	7.125%, due 11/15/10			3,130,000	3,369,636
					20,812,498

	Agriculture (0.7%)
	Altria Group, Inc.
	7.00%, due 11/4/13			5,750,000	6,064,795

	Banks (3.6%)
	Bank of America Corp.
	7.80%, due 2/15/10			4,500,000	4,700,542
	7.80%, due 9/15/16			1,500,000	1,608,331
	Bank One Corp.
	7.875%, due 8/1/10			6,450,000	6,806,872
	FleetBoston Financial Corp.
	7.375%, due 12/1/09			950,000	984,272
	Mellon Funding Corp.
	6.375%, due 2/15/10			1,960,000	2,022,528
	U.S. Bank N.A.
	5.70%, due 12/15/08			1,747,000	1,762,052
	6.375%, due 8/1/11			2,500,000	2,610,512
	Wachovia Bank N.A.
	7.80%, due 8/18/10			4,025,000	4,094,721
	Wachovia Corp.
	6.25%, due 8/4/08			2,017,000	2,017,000
	Wells Fargo Bank N.A.
	6.45%, due 2/1/11			3,847,000	4,012,229
	7.55%, due 6/21/10			2,000,000	2,103,148
					32,722,207
	Beverages (1.3%)
	Anheuser-Busch Cos., Inc.
	5.625%, due 10/1/10			1,500,000	1,503,150
	6.00%, due 4/15/11			2,110,000	2,121,139
	7.50%, due 3/15/12			4,200,000	4,390,625
	PepsiCo., Inc.
	5.15%, due 5/15/12			4,000,000	4,160,344
					12,175,258
	Chemicals (0.7%)
	E.I. du Pont de Nemours & Co.
	4.75%, due 11/15/12			4,400,000	4,413,209
	Monsanto Co.
	7.375%, due 8/15/12			2,000,000	2,200,362
					6,613,571
	Computers (1.4%)
	Hewlett-Packard Co.
	5.25%, due 3/1/12			1,000,000	1,028,325
	6.50%, due 7/1/12			4,017,000	4,287,171
	International Business Machines Corp.
	4.75%, due 11/29/12			1,500,000	1,528,024
	7.50%, due 6/15/13			4,940,000	5,507,245
					12,350,765
	Cosmetics & Personal Care (0.4%)
	Procter & Gamble Co. (The)
	6.875%, due 9/15/09			3,877,000	4,031,045

	Diversified Financial Services (7.9%)
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15			3,500,000	3,250,891
	CIT Group, Inc.
	4.75%, due 12/15/10			655,000	534,289
	Citigroup, Inc.
	5.00%, due 9/15/14			2,000,000	1,814,008
	5.85%, due 8/2/16			1,500,000	1,423,758
	6.50%, due 1/18/11			1,474,000	1,513,655
	Credit Suisse First Boston USA, Inc.
	6.125%, due 11/15/11			6,162,000	6,324,208
❖	General Electric Capital Corp.
	6.875%, due 11/15/10			7,912,000	8,390,668
❖	Goldman Sachs Group, Inc. (The)
	6.65%, due 5/15/09			1,180,000	1,206,788
	7.35%, due 10/1/09			7,650,000	7,859,656
	HSBC Finance Corp.
	6.375%, due 11/27/12			2,750,000	2,799,296
	6.50%, due 11/15/08			3,000,000	3,018,768
	6.75%, due 5/15/11			2,374,000	2,464,689
	International Lease Finance Corp.
	6.375%, due 3/15/09			2,000,000	1,982,470
	John Deere Capital Corp.
	6.00%, due 2/15/09			2,000,000	2,030,148
	JPMorgan Chase & Co.
	5.25%, due 5/1/15			2,250,000	2,178,563
	Lehman Brothers Holdings, Inc.
	6.625%, due 1/18/12			2,491,000	2,444,715
	7.875%, due 8/15/10			4,100,000	4,072,374
	Merrill Lynch & Co., Inc.
	6.05%, due 5/16/16			6,800,000	6,185,579
	6.375%, due 10/15/08			1,112,000	1,111,257
❖	Morgan Stanley
	5.75%, due 10/18/16			5,000,000	4,485,350
	6.75%, due 4/15/11			4,961,000	5,042,197
	Toyota Motor Credit Corp.
	5.50%, due 12/15/08			1,477,000	1,482,917
					71,616,244
	Electric (0.8%)
	Consolidated Edison Co. of New York
	7.50%, due 9/1/10			5,500,000	5,857,495
	Interstate Power & Light Co.
	6.625%, due 8/1/09			1,311,000	1,340,322
					7,197,817
	Electrical Components & Equipment (1.0%)
❖	Emerson Electric Co.
	4.50%, due 5/1/13			2,250,000	2,231,876
	5.85%, due 3/15/09			2,386,000	2,423,959
	7.125%, due 8/15/10			4,500,000	4,798,625
					9,454,460
	Food (4.0%)
	Campbell Soup Co.
	6.75%, due 2/15/11			5,018,000	5,304,121
	Hershey Co. (The)
	5.45%, due 9/1/16			4,449,000	4,440,182
	Kellogg Co.
	Series B
	6.60%, due 4/1/11			6,000,000	6,308,544
❖	Nabisco, Inc.
	7.55%, due 6/15/15			9,930,000	10,651,951
	Sysco International Co.
	6.10%, due 6/1/12			3,060,000	3,254,010
	Unilever Capital Corp.
	7.125%, due 11/1/10			5,700,000	6,103,908
					36,062,716

	Health Care-Products (0.3%)
	Johnson & Johnson
	6.625%, due 9/1/09	(e)		2,371,000	2,444,679

	Household Products & Wares (0.9%)
	Kimberly-Clark Corp.
	4.875%, due 8/15/15			1,200,000	1,183,566
	5.00%, due 8/15/13			6,550,000	6,712,853
					7,896,419
	Insurance (0.5%)
	Allstate Corp. (The)
	7.20%, due 12/1/09			1,900,000	1,970,203
	John Hancock Financial Services, Inc.
	5.625%, due 12/1/08			2,640,000	2,658,905
					4,629,108
	Machinery - Construction & Mining (1.1%)
❖	Caterpillar, Inc.
	5.70%, due 8/15/16			1,000,000	1,015,412
	6.55%, due 5/1/11			3,915,000	4,129,143
	7.25%, due 9/15/09			4,347,000	4,503,618
					9,648,173
	Machinery - Diversified (0.8%)
	Deere & Co.
	7.85%, due 5/15/10			7,308,000	7,791,892

	Media (1.2%)
	Gannett Co., Inc.
	6.375%, due 4/1/12			3,595,000	3,473,065
	Walt Disney Co. (The)
	6.375%, due 3/1/12			7,000,000	7,462,364
					10,935,429
	Miscellaneous - Manufacturing (1.2%)
	Honeywell International, Inc.
	7.50%, due 3/1/10			6,985,000	7,386,002
	Illinois Tool Works, Inc.
	5.75%, due 3/1/09			3,090,000	3,134,063
					10,520,065
	Oil & Gas (1.1%)
	Atlantic Richfield Co.
	5.90%, due 4/15/09			1,000,000	1,016,926
	ConocoPhillips
	6.375%, due 3/30/09			2,160,000	2,197,379
	8.75%, due 5/25/10			4,440,000	4,822,661
	Texaco Capital, Inc.
	5.50%, due 1/15/09			2,000,000	2,013,510
					10,050,476
	Pharmaceuticals (1.0%)
	Eli Lilly & Co.
	6.00%, due 3/15/12			950,000	1,010,193
	Merck & Co., Inc.
	4.75%, due 3/1/15			4,617,000	4,573,771
	Wyeth
	5.50%, due 2/1/14			3,500,000	3,541,178
					9,125,142
	Retail (2.0%)
	Costco Wholesale Corp.
	5.30%, due 3/15/12			1,408,000	1,462,284
	Target Corp.
	5.375%, due 6/15/09			2,706,000	2,758,740
	7.50%, due 8/15/10			3,034,000	3,244,484
❖	Wal-Mart Stores, Inc.
	6.875%, due 8/10/09			10,088,000	10,487,606
					17,953,114
	Telecommunications (1.6%)
	BellSouth Corp.
	6.00%, due 10/15/11			2,000,000	2,065,768
	Southwestern Bell Telephone Corp.
	7.00%, due 7/1/15			4,700,000	4,940,259
	Verizon Global Funding Corp.
	7.375%, due 9/1/12			7,000,000	7,537,838
					14,543,865
	Textiles (0.3%)
	Cintas Corp. No. 2
	6.00%, due 6/1/12			3,095,000	3,205,037

	Total Corporate Bonds
	(Cost $329,476,880)				327,844,775

				Principal
				Amount	Value
	Federal Agencies (3.4%)
	Fannie Mae (Collateralized Mortgage Obligations) (0.2%)
	Series 2003-17, Class QT
	5.00%, due 8/25/27			1,031,000	1,040,255
	Series 2003-32, Class PG
	5.00%, due 10/25/27			437,000	440,990
					1,481,245
	Federal Home Loan Bank (0.2%)
	5.00%, due 11/17/17			750,000	769,820
	5.00%, due 12/8/17			750,000	769,532
					1,539,352
❖	Federal Home Loan Mortgage Corporation (1.2%)
	5.00%, due 4/18/17			2,000,000	2,054,282
	5.125%, due 10/18/16			2,000,000	2,074,156
	5.125%, due 11/17/17			2,000,000	2,072,910
	5.25%, due 4/18/16			2,000,000	2,098,206
	5.50%, due 7/18/16			2,500,000	2,653,088
					10,952,642
❖	Federal National Mortgage Association (1.5%)
	4.375%, due 10/15/15			2,000,000	1,996,212
	5.00%, due 2/13/17			2,000,000	2,054,800
	5.00%, due 5/11/17			2,000,000	2,056,458
	5.25%, due 9/15/16			2,500,000	2,619,528
	5.375%, due 7/15/16			2,500,000	2,637,595
	5.375%, due 6/12/17			2,000,000	2,111,588
					13,476,181
	Freddie Mac (Collateralized Mortgage Obligations) (0.2%)
	Series 2734, Class JC
	3.50%, due 11/15/23			352,455	351,723
	Series 2719, Class WB
	4.50%, due 8/15/21			1,030,211	1,006,059
	Series 2589, Class GD
	5.00%, due 9/15/28			437,000	443,004
	Series 2600, Class MJ
	5.00%, due 9/15/29			437,000	435,406
					2,236,192
	Government National Mortgage Association (Collateralized Mortgage Obligation) (0.1%)
	Series 2003-50, Class PC
	5.50%, due 3/16/32			874,000	890,027

	Total Federal Agencies
	(Cost $30,197,935)				30,575,639

				Principal
				Amount	Value
	Yankee Bond (0.1%)	(f)
	Chemicals (0.1%)
	Dow Capital B.V.
	8.50%, due 6/8/10			495,000	524,852

	Total Yankee Bond
	(Cost $529,520)				524,852

	Total Long-Term Bonds
	(Cost $360,217,660)				358,945,284

				Shares	Value
	Common Stocks (59.0%)
	Aerospace & Defense (1.2%)
	Lockheed Martin Corp.			45,957	4,794,694
	Northrop Grumman Corp.			96,241	6,485,681
					11,280,375

	Agriculture (0.9%)
	Altria Group, Inc.			108,651	2,211,048
	Lorillard, Inc.	(g)		14,045	942,560
	Philip Morris International, Inc.			99,317	5,129,723
					8,283,331

	Apparel (0.1%)
	Coach, Inc.	(g)		45,904	1,171,011

	Auto Parts & Equipment (0.5%)
	Autoliv, Inc.			103,865	4,054,890
	BorgWarner, Inc.			18,095	729,590
					4,784,480

	Banks (2.2%)
	Bank of America Corp.			143,870	4,733,323
	Bank of New York Mellon Corp. (The)			788	27,974
	Capital One Financial Corp.	(e)		14,915	624,342
	Northern Trust Corp.			47,028	3,676,179
	Regions Financial Corp.	(e)		48,861	463,202
	State Street Corp.			5,881	421,315
	U.S. Bancorp			6,946	212,617
	UnionBanCal Corp.			23,529	1,263,978
	Wachovia Corp.	(e)		130,542	2,254,460
	Wells Fargo & Co.			204,576	6,192,516
					19,869,906

	Beverages (0.9%)
	Dr. Pepper Snapple Group, Inc.	(g)		5,558	114,884
	Molson Coors Brewing Co. Class B			68,863	3,716,536
	Pepsi Bottling Group, Inc. (The)			148,599	4,138,482
					7,969,902

	Biotechnology (0.8%)
	Amgen, Inc.	(g)		61,179	3,831,641
	Invitrogen Corp.	(g)		66,744	2,960,096
					6,791,737

	Chemicals (1.8%)
	CF Industries Holdings, Inc.			29,863	4,881,406
	Monsanto Co.			49,560	5,903,092
	Mosaic Co. (The)	(g)		44,895	5,711,093
					16,495,591

	Coal (0.6%)
	CONSOL Energy, Inc.	(e)		50,708	3,772,168
	Massey Energy Co.			15,771	1,170,997
					4,943,165

	Commercial Services (0.4%)
	Moody's Corp.	(e)		111,052	3,865,720

	Computers (3.2%)
	Affiliated Computer Services, Inc. Class A	(g)		85,317	4,112,279
	Apple, Inc.	(g)		31,006	4,928,404
	Computer Sciences Corp.	(g)		23,822	1,128,448
	Electronic Data Systems Corp.			199,730	4,955,301
	Hewlett-Packard Co.			135,480	6,069,504
	International Business Machines Corp.			47,519	6,081,482
	Western Digital Corp.	(g)		70,529	2,030,530
					29,305,948

	Cosmetics & Personal Care (0.5%)
	Procter & Gamble Co. (The)			73,938	4,841,460

	Diversified Financial Services (4.2%)
	Ameriprise Financial, Inc.			9,298	395,165
	BlackRock, Inc.			32,649	7,075,365
	Goldman Sachs Group, Inc. (The)	(e)		36,411	6,701,080
	Invesco, Ltd.			110,297	2,568,817
	Janus Capital Group, Inc.	(e)		38,077	1,155,256
	JPMorgan Chase & Co.			176,348	7,165,019
	Legg Mason, Inc.			104,008	4,196,723
	NASDAQ OMX Group, Inc. (The)	(g)		95,038	2,639,205
	T. Rowe Price Group, Inc.			39,607	2,370,479
	TD Ameritrade Holding Corp.	(g)		189,978	3,782,462
					38,049,571

	Electric (2.0%)
	Alliant Energy Corp.			105,477	3,399,524
	American Electric Power Co., Inc.			78,140	3,086,530
	DPL, Inc.			39,267	996,596
	DTE Energy Co.			39,993	1,639,713
	Edison International			91,500	4,423,110
	FirstEnergy Corp.			40,645	2,989,440
	Mirant Corp.	(g)		61,419	1,880,036
					18,414,949

	Electrical Components & Equipment (0.6%)
	Emerson Electric Co.			119,017	5,796,128

	Electronics (0.1%)
	Applied Biosystems, Inc.			35,359	1,305,808

	Engineering & Construction (0.7%)
	Fluor Corp.			36,406	2,961,628
	Foster Wheeler, Ltd.	(g)		58,012	3,293,341
					6,254,969

	Food (1.9%)
	H.J. Heinz Co.			122,632	6,178,200
	Hormel Foods Corp.			45,215	1,635,427
	Kroger Co. (The)			113,159	3,200,137
	Safeway, Inc.			137,708	3,679,558
	SUPERVALU, Inc.			94,056	2,409,715
					17,103,037

	Food Products (0.3%)
	Bunge, Ltd.	(e)		24,208	2,394,655

	Gas (1.4%)
	Energen Corp.			88,731	5,341,606
	Sempra Energy			126,515	7,105,082
					12,446,688

	Health Care-Products (1.5%)
	DENTSPLY International, Inc.			21,618	870,125
	Johnson & Johnson			96,182	6,585,582
	Medtronic, Inc.			9,163	484,081
	St. Jude Medical, Inc.	(g)		119,970	5,588,203
					13,527,991

	Health Care-Services (0.3%)
	WellCare Health Plans, Inc.	(g)		35,578	1,399,283
	WellPoint, Inc.	(g)		18,909	991,777
					2,391,060

	Home Builders (1.3%)
	Centex Corp.			64,059	940,386
	KB Home	(e)		122,363	2,152,365
	Lennar Corp. Class A	(e)		230,865	2,793,467
	NVR, Inc.	(g)		5,040	2,783,693
	Pulte Homes, Inc.			246,813	3,013,587
					11,683,498

	Insurance (3.7%)
	ACE, Ltd.			3,035	153,875
	Arch Capital Group, Ltd.	(g)		91,384	6,372,206
	Assurant, Inc.			91,771	5,517,273
	Axis Capital Holdings, Ltd.			208,063	6,591,436
	CIGNA Corp.			156,479	5,792,853
	Genworth Financial, Inc. Class A			107,195	1,711,904
	Transatlantic Holdings, Inc.			19,845	1,149,819
	Travelers Cos., Inc. (The)			133,924	5,908,727
					33,198,093

	Iron & Steel (1.6%)
	Cleveland-Cliffs, Inc.			19,552	2,119,632
	Nucor Corp.			50,290	2,877,594
	Reliance Steel & Aluminum Co.			49,240	3,109,998
	United States Steel Corp.	(e)		42,300	6,783,228
					14,890,452

	Machinery - Construction & Mining (0.6%)
	Caterpillar, Inc.			82,267	5,719,202

	Machinery - Diversified (0.8%)
	AGCO Corp.	(g)		8,208	491,249
	Cummins, Inc.			68,676	4,555,966
	Flowserve Corp.			16,695	2,226,111
					7,273,326

	Media (1.7%)
	CBS Corp. Class B			133,254	2,180,035
	Time Warner, Inc.			443,780	6,354,930
	Walt Disney Co. (The)			212,629	6,453,290
					14,988,255

	Mining (0.7%)
	Freeport-McMoRan Copper & Gold, Inc. Class B			60,529	5,856,181
	Southern Copper Corp.	(e)		3,057	84,923
					5,941,104

	Miscellaneous - Manufacturing (3.2%)
	Dover Corp.			15,772	782,764
	Eaton Corp.			84,179	5,980,076
	General Electric Co.			226,951	6,420,444
	Honeywell International, Inc.			95,835	4,872,251
	Parker Hannifin Corp.			91,004	5,613,127
	Tyco International, Ltd.			115,448	5,144,363
					28,813,025

	Oil & Gas (4.8%)
	Chesapeake Energy Corp.			54,996	2,758,049
	Chevron Corp.			66,481	5,621,633
	Cimarex Energy Co.	(e)		51,296	2,673,035
	ConocoPhillips			71,433	5,830,361
	ENSCO International, Inc.			88,960	6,150,694
	ExxonMobil Corp.			74,101	5,959,943
	Hess Corp.			51,951	5,267,831
	Marathon Oil Corp.			7,544	373,202
	Murphy Oil Corp.			40,005	3,189,599
	Occidental Petroleum Corp.			71,327	5,622,707
					43,447,054

	Oil & Gas Services (0.8%)
	National Oilwell Varco, Inc.	(g)		44,340	3,486,454
	Schlumberger, Ltd.			39,040	3,966,464
					7,452,918

	Packaging & Containers (0.5%)
	Owens-Illinois, Inc.	(g)		106,546	4,500,503

	Pharmaceuticals (1.9%)
	AmerisourceBergen Corp.			103,935	4,351,758
	Forest Laboratories, Inc.	(g)		185,032	6,570,486
	Gilead Sciences, Inc.	(g)		17,160	926,297
	King Pharmaceuticals, Inc.	(g)		107,834	1,241,169
	Omnicare, Inc.			8,112	238,817
	Pfizer, Inc.			122,439	2,285,936
	Watson Pharmaceuticals, Inc.	(e) (g)		54,822	1,584,904
					17,199,367

	Real Estate Investment Trusts (2.6%)
	Annaly Capital Management, Inc.	(e)		420,639	6,339,030
	Boston Properties, Inc.			48,933	4,706,865
	HCP, Inc.			27,054	975,838
	ProLogis	(e)		128,008	6,257,031
	Public Storage	(e)		59,360	4,860,990
					23,139,754

	Retail (3.7%)
	AutoZone, Inc.	(g)		3,646	475,037
	Big Lots, Inc.	(e) (g)		109,796	3,344,386
	GameStop Corp. Class A	(g)		33,297	1,348,862
	Gap, Inc. (The)	(e)		389,778	6,283,221
	Home Depot, Inc. (The)			71,892	1,713,186
	Ross Stores, Inc.			158,070	6,000,337
	TJX Cos., Inc.			206,079	6,946,923
	Wal-Mart Stores, Inc.			107,735	6,315,426
	Yum! Brands, Inc.			34,224	1,225,904
					33,653,282

	Savings & Loans (0.2%)
	Hudson City Bancorp, Inc.			119,000	2,172,940

	Semiconductors (0.9%)
	Intel Corp.			183,664	4,075,504
	LSI Corp.	(e) (g)		559,686	3,884,221
					7,959,725

	Software (1.1%)
	Activision Blizzard, Inc.	(g)		5,611	201,884
	Mastercard, Inc. Class A			890	217,294
	Microsoft Corp.			227,722	5,857,010
	Oracle Corp.	(g)		167,116	3,598,008
					9,874,196

	Telecommunications (1.5%)
	AT&T, Inc.			135,821	4,184,645
	CenturyTel, Inc.			167,519	6,230,032
	Level 3 Communications, Inc.	(e) (g)		530,428	1,803,455
	QUALCOMM, Inc.			6,581	364,193
	Verizon Communications, Inc.			30,792	1,048,160
					13,630,485

	Toys, Games & Hobbies (0.6%)
	Hasbro, Inc.			138,027	5,344,405
	Mattel, Inc.			1,456	29,193
					5,373,598

	Transportation (0.7%)
	CSX Corp.			96,835	6,544,109

	Total Common Stocks
	(Cost $556,618,367)				534,742,368

				Shares	Value
	Short-Term Investments (8.3%)
	Investment Company (7.4%)
	State Street Navigator Securities Lending Prime Portfolio	(h)		67,664,795	67,664,795
	Total Investment Company
	(Cost $67,664,795)				67,664,795

				Principal
				Amount	Value
	U.S. Government (0.9%)
	United States Treasury Bills
	1.617%, due 10/16/08	(i)		$6,400,000	6,378,285
	1.651%, due 10/30/08	(i) (j)		1,600,000	1,593,408
					7,971,693
	Total U.S. Government
	(Cost $7,972,185)				7,971,693

	Total Short-Term Investments
	(Cost $75,636,980)				75,636,488

	Total Investments
	(Cost $992,473,007)	(l)		106.9%	969,324,140

	Liabilities in Excess of
	Cash and Other Assets			(6.9)	(62,149,432)

	Net Assets			100.0%	$907,174,708

				Contracts	Unrealized
				Long	Appreciation	(k)
	Futures Contracts (0.0%)	‡
	Standard & Poor's 500 Index
	Mini September 2008			110	$64,912

	Total Futures Contracts
	(Settlement Value $6,969,050)				$64,912

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Illiquid security. The total market value of this security at July 31, 2008 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(b)	Issue in default.
(c)	Restricted security.
(d)	Fair valued security. The total market value of this security at July 31, 2008 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(e)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $65,140,010; cash collateral of $67,664,795 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Non-income producing security.
(h)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Interest rate presented is yield to maturity.
(j)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2008.
(l)	At July 31, 2008, cost is $993,319,638 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$37,330,514
	Gross unrealized depreciation			(61,326,012)
	Net unrealized depreciation			$(23,995,498)

	MainStay Mid Cap Opportunity Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited

				Shares	Value
	Common Stocks (99.0%)	†
	Aerospace & Defense (1.4%)
	L-3 Communications Holdings, Inc.			5,878	$580,100
	Spirit Aerosystems Holdings, Inc. Class A	(a)		31,696	686,535
					1,266,635

	Auto Components (1.3%)
	Autoliv, Inc.			15,292	597,000
	TRW Automotive Holdings Corp.	(a)		30,979	574,660
					1,171,660

	Beverages (1.2%)
	Constellation Brands, Inc. Class A	(a)		10,807	232,567
	Pepsi Bottling Group, Inc. (The)			26,835	747,355
	PepsiAmericas, Inc.			2,927	69,282
					1,049,204

	Biotechnology (0.1%)
	PDL BioPharma, Inc.			4,612	51,516

	Capital Markets (2.6%)
	Allied Capital Corp.	(b)		46,700	642,125
	Federated Investors, Inc. Class B			3,777	124,112
	Invesco, Ltd.			39,347	916,392
	Legg Mason, Inc.			16,648	671,747
					2,354,376

	Chemicals (2.1%)
	Celanese Corp. Class A			12,467	480,354
	Lubrizol Corp. (The)			14,996	746,801
	Mosaic Co. (The)	(a)		3,920	498,663
	PPG Industries, Inc.			2,907	176,280
					1,902,098

	Commercial Banks (5.3%)
	BOK Financial Corp.			11,103	444,120
	Fifth Third Bancorp			25,331	353,874
	Fulton Financial Corp.			20,034	211,158
	Huntington Bancshares, Inc.	(b)		25,072	176,005
	KeyCorp			23,672	249,740
	Marshall & Ilsley Corp.			13,066	198,603
	Regions Financial Corp.	(b)		35,025	332,037
	TCF Financial Corp.	(b)		51,310	654,202
	UnionBanCal Corp.			15,582	837,065
	Webster Financial Corp.			31,511	625,808
	Zions Bancorp	(b)		22,905	670,429
					4,753,041

	Commercial Services & Supplies (0.2%)
	Manpower, Inc.			3,697	177,456

	Communications Equipment (0.7%)
	ADC Telecommunications, Inc.	(a)		5,933	56,126
	Juniper Networks, Inc.	(a)		21,577	561,649
					617,775

	Computers & Peripherals (1.7%)
	Seagate Technology			41,084	615,027
	Sun Microsystems, Inc.	(a)		39,409	418,918
	Western Digital Corp.	(a)		15,579	448,519
					1,482,464

	Construction & Engineering (0.6%)
	Jacobs Engineering Group, Inc.	(a)		6,660	515,084
	KBR, Inc.			1,815	51,727
					566,811

	Consumer Finance (1.0%)
❖	Discover Financial Services	(b)		63,985	937,380

	Containers & Packaging (0.9%)
	Owens-Illinois, Inc.	(a)		18,216	769,444

	Distributors (1.0%)
	Genuine Parts Co.			22,177	889,519

	Diversified Financial Services (1.4%)
	Leucadia National Corp.	(b)		20,609	922,665
	Moody's Corp.	(b)		9,930	345,663
					1,268,328

	Diversified Telecommunication Services (1.4%)
	CenturyTel, Inc.			19,096	710,180
	Embarq Corp.			8,635	395,224
	Windstream Corp.	(b)		11,520	137,318
					1,242,722

	Electric Utilities (4.1%)
❖	American Electric Power Co., Inc.			34,082	1,346,239
	DPL, Inc.			5,286	134,159
❖	Edison International			27,323	1,320,794
	Pepco Holdings, Inc.			31,908	795,786
	Sierra Pacific Resources			8,680	98,431
					3,695,409

	Electrical Equipment (1.4%)
	Cooper Industries, Ltd. Class A			16,499	695,763
	First Solar, Inc.	(a)		1,967	560,811
					1,256,574

	Electronic Equipment & Instruments (3.4%)
	Arrow Electronics, Inc.	(a)		23,986	772,829
	Avnet, Inc.	(a)		24,034	655,167
	Ingram Micro, Inc. Class A	(a)		8,475	156,194
	Jabil Circuit, Inc.			39,901	648,790
	Sanmina-SCI Corp.	(a)		382,996	677,903
	Vishay Intertechnology, Inc.	(a)		9,394	84,264
					2,995,147

	Energy Equipment & Services (1.4%)
	Patterson-UTI Energy, Inc.			18,962	538,900
	Tidewater, Inc.	(b)		11,387	682,537
					1,221,437

	Food & Staples Retailing (0.9%)
	Safeway, Inc.			2,817	75,270
	SUPERVALU, Inc.			28,233	723,329
					798,599

	Food Products (4.5%)
	Bunge, Ltd.	(b)		6,127	606,083
❖	ConAgra Foods, Inc.			48,373	1,048,727
	H.J. Heinz Co.			8,223	414,275
	Hormel Foods Corp.			19,808	716,455
	J.M. Smucker Co. (The)			2,802	136,569
❖	Sara Lee Corp.			80,327	1,097,267
					4,019,376

	Gas Utilities (1.1%)
	AGL Resources, Inc.			3,858	133,332
	Southern Union Co.			6,189	161,657
	UGI Corp.			25,698	695,388
					990,377

	Health Care Equipment & Supplies (0.5%)
	Kinetic Concepts, Inc.	(a)		11,509	402,240

	Health Care Providers & Services (2.8%)
	AmerisourceBergen Corp.			7,126	298,366
	CIGNA Corp.			12,238	453,051
	Coventry Health Care, Inc.	(a)		23,089	816,658
	Health Net, Inc.	(a)		5,117	143,071
	Humana, Inc.	(a)		2,975	130,632
	Universal Health Services, Inc. Class B			4,503	272,972
	WellCare Health Plans, Inc.	(a)		9,391	369,348
					2,484,098

	Health Care Technology (0.0%)	‡
	IMS Health, Inc.			1,135	23,722

	Household Durables (2.1%)
	Black & Decker Corp.			1,709	102,574
	Jarden Corp.	(a)		21,838	524,767
	Mohawk Industries, Inc.	(a) (b)		1,760	103,787
	Snap-on, Inc.	(b)		13,505	760,196
	Stanley Works (The)			8,952	398,185
					1,889,509

	Household Products (0.1%)
	Clorox Co. (The)			2,282	124,369

	Independent Power Producers & Energy Traders (1.1%)
	Constellation Energy Group, Inc.			714	59,376
	Mirant Corp.	(a) (b)		17,820	545,470
	Reliant Energy, Inc.	(a)		19,668	356,187
					961,033

	Insurance (9.2%)
	American Financial Group, Inc.			24,018	695,801
	Aon Corp.			2,865	131,217
	Arch Capital Group, Ltd.	(a)		10,902	760,196
	Assurant, Inc.			14,314	860,558
	Axis Capital Holdings, Ltd.			23,782	753,414
	Erie Indemnity Co. Class A			3,034	132,586
	Everest Re Group, Ltd.			9,866	807,039
	Genworth Financial, Inc. Class A			52,079	831,702
	Lincoln National Corp.			1,300	62,010
	Marsh & McLennan Cos., Inc.			4,566	128,990
	PartnerRe, Ltd.			10,629	747,431
	Progressive Corp. (The)			5,448	110,322
	RenaissanceRe Holdings, Ltd.			15,422	784,517
	Torchmark Corp.			4,527	262,792
	Transatlantic Holdings, Inc.			9,176	531,657
	Unum Group			20,417	493,275
	W.R. Berkley Corp.			6,859	162,010
					8,255,517

	Internet & Catalog Retail (0.3%)
	Expedia, Inc.	(a)		14,453	282,845

	IT Services (0.8%)
	Electronic Data Systems Corp.			27,060	671,359

	Leisure Equipment & Products (1.9%)
	Hasbro, Inc.			18,537	717,753
❖	Mattel, Inc.			49,074	983,934
					1,701,687

	Machinery (5.2%)
	AGCO Corp.	(a)		12,380	740,943
	Dover Corp.			7,342	364,383
	Eaton Corp.			10,992	780,872
	Flowserve Corp.			5,945	792,706
	Gardner Denver, Inc.	(a)		2,646	120,658
	Ingersoll-Rand Co., Ltd. Class A			14,434	519,624
	Kennametal, Inc.			20,085	597,730
	Parker Hannifin Corp.			7,861	484,866
	Terex Corp.	(a)		5,086	240,720
					4,642,502

	Media (3.4%)
	Discovery Holding Co. Class A	(a)		36,769	730,968
	Gannett Co., Inc.	(b)		17,620	319,274
	Liberty Global, Inc. Class A	(a)		23,949	690,450
	Liberty Media Corp. Capital Class A	(a)		44,429	690,427
	Liberty Media Corp. Entertainment Class A	(a)		22,964	565,374
					2,996,493

	Metals & Mining (4.0%)
	Allegheny Technologies, Inc.			8,878	419,841
	Carpenter Technology Corp.			14,681	568,155
	Century Aluminum Co.	(a)		747	44,387
	Cleveland-Cliffs, Inc.			5,038	546,170
	Commercial Metals Co.			6,777	202,293
	Reliance Steel & Aluminum Co.			10,710	676,444
	Steel Dynamics, Inc.			20,462	648,236
	United States Steel Corp.	(b)		2,973	476,750
					3,582,276

	Multiline Retail (0.1%)
	Big Lots, Inc.	(a) (b)		3,883	118,276

	Multi-Utilities (5.9%)
	Alliant Energy Corp.			21,918	706,417
	Ameren Corp.			10,560	433,910
	CenterPoint Energy, Inc.			6,073	95,771
	DTE Energy Co.			21,286	872,726
	Integrys Energy Group, Inc.			2,415	123,310
	OGE Energy Corp.			22,147	724,650
	PG&E Corp.			3,901	150,306
❖	Sempra Energy			22,814	1,281,234
	Xcel Energy, Inc.			42,992	862,420
					5,250,744

	Office Electronics (0.8%)
	Xerox Corp.			53,239	726,180

	Oil, Gas & Consumable Fuels (4.1%)
	Cimarex Energy Co.			10,527	548,562
	El Paso Corp.			2,978	53,396
	Encore Acquisition Co.	(a)		2,010	124,359
	Hess Corp.			4,590	465,426
	Murphy Oil Corp.			6,171	492,014
	Noble Energy, Inc.			8,454	624,497
	Overseas Shipholding Group, Inc.			90	7,088
	Pioneer Natural Resources Co.			7,119	423,225
	Plains Exploration & Production Co.	(a)		8,430	471,827
	Spectra Energy Corp.			11,968	325,171
	Williams Cos., Inc.			4,771	152,911
					3,688,476

	Personal Products (0.8%)
	Avon Products, Inc.			2,099	88,998
	Herbalife, Ltd.			14,994	647,591
					736,589

	Pharmaceuticals (0.7%)
	Forest Laboratories, Inc.	(a)		14,026	498,063
	King Pharmaceuticals, Inc.	(a)		13,770	158,493
					656,556

	Real Estate Investment Trusts (8.7%)
	AMB Property Corp.			4,939	241,813
❖	Annaly Capital Management, Inc.			63,064	950,374
	Apartment Investment & Management Co. Class A			4,927	168,356
	Boston Properties, Inc.			6,336	609,460
	CapitalSource, Inc.	(b)		14,179	164,760
	General Growth Properties, Inc.			6,007	164,652
	Hospitality Properties Trust			25,306	539,018
	Host Hotels & Resorts, Inc.			65,225	855,100
	HRPT Properties Trust			22,539	157,998
	iStar Financial, Inc.	(b)		14,305	117,444
	Liberty Property Trust			5,221	190,044
	Mack-Cali Realty Corp.			3,311	127,076
	ProLogis	(b)		7,636	373,248
❖	Public Storage	(b)		13,239	1,084,142
	Rayonier, Inc.			16,318	762,377
❖	Vornado Realty Trust			13,098	1,245,227
					7,751,089

	Real Estate Management & Development (0.2%)
	CB Richard Ellis Group, Inc. Class A	(a)		5,641	79,256
	Jones Lang LaSalle, Inc.			1,606	76,510
					155,766

	Road & Rail (0.7%)
	Hertz Global Holdings, Inc.	(a)		69,824	595,599

	Semiconductors & Semiconductor Equipment (0.7%)
	Integrated Device Technology, Inc.	(a)		58,901	590,188
	International Rectifier Corp.	(a)		2,851	48,125
					638,313

	Software (0.5%)
	Cadence Design Systems, Inc.	(a)		65,887	486,905

	Specialty Retail (1.8%)
	AnnTaylor Stores Corp.	(a)		24,196	545,620
	AutoNation, Inc.	(a) (b)		195	2,012
	Gap, Inc. (The)	(b)		23,603	380,480
	Limited Brands, Inc.			4,968	81,922
	OfficeMax, Inc.			43,845	559,462
					1,569,496

	Telecommunications (0.2%)
	Frontier Communications Corp.			15,273	176,556

	Textiles, Apparel & Luxury Goods (0.5%)
	Hanesbrands, Inc.	(a)		20,066	430,215

	Thrifts & Mortgage Finance (1.3%)
	Hudson City Bancorp, Inc.			49,239	899,104
	Washington Mutual, Inc.	(b)		53,073	282,879
					1,181,983

	Tobacco (0.8%)
	Lorillard, Inc.	(a)		4,173	280,050
	UST, Inc.			8,316	437,505
					717,555

	Trading Companies & Distributors (0.1%)
	United Rentals, Inc.	(a) (b)		2,716	43,938
	W.W. Grainger, Inc.			619	55,407
					99,345

	Total Common Stocks
	(Cost $95,224,285)				88,474,641

				Shares	Value
	Short-Term Investments (12.1%)
	Investment Company (11.1%)
	State Street Navigator Securities Lending Prime Portfolio	(c)		9,917,684	9,917,684
	Total Investment Company
	(Cost $9,917,684)				9,917,684

				Principal
				Amount	Value
	U.S. Government (1.0%)
	United States Treasury Bills
	1.617%, due 10/16/08	(d)		$600,000	597,964
	1.651%, due 10/30/08	(d) (e)		300,000	298,764

	Total U.S. Government
	(Cost $896,791)				896,728

	Total Short-Term Investments
	(Cost $10,814,475)				10,814,412

	Total Investments
	(Cost $106,038,760)	(g)		111.1%	99,289,053

	Liabilities in Excess of
	Cash and Other Assets			(11.1)	(9,900,008)

	Net Assets			100.0%	$89,389,045

				Contracts	Unrealized
				Long	Depreciation (f)
	Futures Contracts (-0.0%)	‡
	Standard & Poor's Mid Cap 400 Index
	Mini September 2008			11	$(22,679)

	Total Futures Contracts
	(Settlement Value $884,290)				$(22,679)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are “earmarked” to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA’s, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $9,523,817; cash collateral of $9,917,684 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, which is segregated, as collateral for futures contracts.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2008.
(g)	At July 31, 2008, cost is $106,096,065 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$4,209,258
	Gross unrealized depreciation			(11,016,270)
	Net unrealized depreciation			$(6,807,012)

	MainStay Small Cap Opportunity Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited

				Shares	Value
	Common Stocks (98.7%)	†
	Aerospace & Defense (1.5%)
	AAR Corp.	(a)		20,119	$345,846
❖	Ceradyne, Inc.	(a)		80,290	3,721,441
	Cubic Corp.			10,468	279,705
	Curtiss-Wright Corp.			13,619	716,904
	Triumph Group, Inc.			6,100	323,056
					5,386,952

	Air Freight & Logistics (0.1%)
	Pacer International, Inc.			21,273	505,021

	Airlines (0.2%)
	Republic Airways Holdings, Inc.	(a)		23,476	225,604
	SkyWest, Inc.			39,204	596,685
					822,289

	Auto Components (0.5%)
	Lear Corp.	(a)		128,476	1,851,339

	Automobiles (0.2%)
	ATC Technology Corp.	(a)		22,217	558,091

	Biotechnology (0.1%)
	Emergent Biosolutions, Inc.	(a)		15,938	214,685

	Building Products (0.2%)
	Apogee Enterprises, Inc.			33,692	582,198

	Capital Markets (2.5%)
	Capital Southwest Corp.	(b)		7,068	921,596
	Hercules Technology Growth Capital, Inc.			151,974	1,512,141
	Interactive Brokers Group, Inc.	(a)		15,807	443,544
	Knight Capital Group, Inc. Class A	(a)		55,363	907,400
	Kohlberg Capital Corp.	(b)		215,517	1,941,807
	LaBranche & Co., Inc.	(a)		110,036	760,349
	MCG Capital Corp.			531,626	2,541,172
	Prospect Capital Corp.			195	2,569
					9,030,578

	Chemicals (3.5%)
	CF Industries Holdings, Inc.			13,862	2,265,883
	Innophos Holdings, Inc.			72,978	2,143,364
	Koppers Holdings, Inc.			64,374	2,781,601
	NewMarket Corp.			29,477	1,820,500
	OM Group, Inc.	(a) (b)		75,810	2,547,216
	Stepan Co.			1,900	108,984
	Terra Industries, Inc.			18,228	984,312
					12,651,860

	Commercial Banks (9.3%)
	1st Source Corp.			19,839	463,042
	Arrow Financial Corp.			12,329	281,841
	Boston Private Financial Holdings, Inc.	(b)		376,889	2,951,041
	Camden National Corp.			6,867	211,916
	City Bank Lynnwood	(b)		178,995	1,698,663
	City Holding Co.			51,652	2,297,481
	Columbia Banking System, Inc.			12,153	183,632
	Community Bank System, Inc.	(b)		123,899	2,924,016
	Community Trust Bancorp, Inc.			13,843	426,641
	CVB Financial Corp.			44,439	503,049
	First Bancorp North Carolina			21,352	340,778
	First Bancorp Puerto Rico	(b)		47,793	418,189
	First Commonwealth Financial Corp.	(b)		49,171	560,549
	First Community Bancshares, Inc.	(b)		24,609	881,740
	First Financial Bankshares, Inc.	(b)		22,534	1,034,085
	First Financial Corp., IN	(b)		12,332	460,724
	First Merchants Corp.			68,466	1,437,786
	Heartland Financial USA, Inc.			2,601	53,399
	Investors Bancorp, Inc.	(a)		30,579	465,107
	Lakeland Bancorp, Inc.	(b)		85,432	983,322
	Lakeland Financial Corp.	(b)		33,567	691,480
	MainSource Financial Group, Inc.			16,721	298,470
	National Penn Bancshares, Inc.	(b)		61,638	827,798
	NBT Bancorp, Inc.			21,559	534,448
	Old National Bancorp	(b)		41,208	625,537
	Oriental Financial Group, Inc.	(b)		156,726	2,722,331
	Pacific Capital Bancorp	(b)		32,015	418,436
	Renasant Corp.			20,437	361,939
	Simmons First National Corp. Class A			20,292	603,687
	Southside Bancshares, Inc.	(b)		83,026	1,646,406
	Susquehanna Bancshares, Inc.	(b)		61,923	886,737
❖	UMB Financial Corp.			63,348	3,488,574
	W Holding Co., Inc.	(b)		618,631	494,905
	Westamerica Bancorp.	(b)		24,690	1,283,880
					33,461,629

	Commercial Services & Supplies (3.9%)
	ABM Industries, Inc.			123,600	2,957,748
	Bowne & Co., Inc.			91,466	1,182,655
	CDI Corp.			68,072	1,400,922
	Computer Programs & Systems, Inc.			36,809	912,127
	Consolidated Graphics, Inc.	(a)		21,041	704,873
	Deluxe Corp.			51,632	738,338
	IKON Office Solutions, Inc.			49,242	704,161
	MPS Group, Inc.	(a)		163,630	1,885,018
	PSS World Medical, Inc.	(a)		42,816	717,596
	Spherion Corp.	(a)		65,024	317,967
	Standard Parking Corp.	(a)		36,309	782,822
	Standard Register Co. (The)			14,779	130,499
	Viad Corp.			28,203	859,627
	Watson Wyatt Worldwide, Inc. Class A			13,631	789,780
					14,084,133

	Communications Equipment (1.7%)
	3Com Corp.	(a)		270,878	509,251
	Arris Group, Inc.	(a)		82,350	788,089
	Avocent Corp.	(a)		36,201	860,860
	Black Box Corp.			50,223	1,491,623
	DG FastChannel, Inc.	(a) (b)		22,926	389,742
	MRV Communications, Inc.	(a)		723,064	947,214
	NETGEAR, Inc.	(a)		19,804	300,031
	Plantronics, Inc.			32,879	800,604
					6,087,414

	Computers & Peripherals (1.3%)
	Data Domain, Inc.	(a) (b)		38,053	820,423
	Electronics for Imaging, Inc.	(a) (b)		80,218	1,123,854
	Imation Corp.	(b)		63,435	1,209,071
	Palm, Inc.	(b)		92,809	610,683
	Quantum Corp.	(a)		379,300	622,052
	Sigma Designs, Inc.	(a) (b)		15,608	273,764
	Silicon Graphics, Inc.	(a) (b)		16,000	117,920
					4,777,767

	Construction & Engineering (1.2%)
	EMCOR Group, Inc.	(a)		86,648	2,609,838
	Granite Construction, Inc.			22,245	703,609
	Layne Christensen Co.	(a)		10,023	457,750
	Michael Baker Corp.	(a)		16,457	484,823
					4,256,020

	Consumer Finance (1.3%)
❖	Cash America International, Inc.			76,066	3,206,943
	EZCORP, Inc. Class A	(a)		85,669	1,540,329
					4,747,272

	Diversified Consumer Services (0.6%)
	Jackson Hewitt Tax Service, Inc.			19,098	295,255
	Steiner Leisure, Ltd.	(a)		57,456	1,775,390
					2,070,645

	Diversified Financial Services (0.6%)
	Compass Diversified Holdings			35,142	408,701
	PHH Corp.	(a)		108,214	1,676,235
					2,084,936

	Diversified Telecommunication Services (2.4%)
	Atlantic Tele-Network, Inc.			81,917	2,505,841
	Cincinnati Bell, Inc.	(a)		691,443	2,696,628
	iPCS, Inc.	(a)		55,300	1,487,570
	Premiere Global Services, Inc.	(a)		112,087	1,693,635
	Rural Cellular Corp. Class A	(a)		6,130	275,605
					8,659,279

	Electric Utilities (3.7%)
	ALLETE, Inc.	(b)		68,272	2,905,656
	Central Vermont Public Service Corp.			18,609	410,142
	Cleco Corp.			25,252	634,583
	El Paso Electric Co.	(a)		85,890	1,774,487
	Empire District Electric Co. (The)			24,447	498,963
	Northwestern Corp.			26,184	648,578
❖	Portland General Electric Co.			136,102	3,197,036
	Sierra Pacific Resources			141,492	1,604,519
	Westar Energy, Inc.			67,865	1,498,459
					13,172,423

	Electrical Equipment (1.3%)
	Acuity Brands, Inc.			26,052	1,064,485
	Belden, Inc.			20,488	756,417
	EnerSys	(a)		9,594	309,694
	GrafTech International, Ltd.	(a)		94,757	2,222,052
	Woodward Governor Co.			8,362	376,290
					4,728,938

	Electronic Equipment & Instruments (3.3%)
	Agilysys, Inc.			30,194	362,328
	Anixter International, Inc.	(a) (b)		16,881	1,148,414
	Benchmark Electronics, Inc.	(a)		48,379	708,269
	Brightpoint, Inc.	(a)		33,494	230,774
	CTS Corp.			35,201	452,685
	Insight Enterprises, Inc.	(a)		90,494	1,154,703
	Methode Electronics, Inc.			184,244	2,061,690
	MTS Systems Corp.			7,718	323,307
	Multi-Fineline Electronix, Inc.	(a)		6,957	185,613
	Park Electrochemical Corp.	(b)		78,650	1,992,991
	Plexus Corp.	(a)		11,793	336,100
	Sanmina-SCI Corp.	(a)		759,903	1,345,028
	Technitrol, Inc.			93,232	1,307,113
	TTM Technologies, Inc.	(a)		26,961	303,311
					11,912,326

	Food & Staples Retailing (0.4%)
	Ingles Markets, Inc. Class A			19,169	466,190
	Nash Finch Co.	(b)		8,556	337,705
	Winn-Dixie Stores, Inc.	(a)		50,288	799,076
					1,602,971

	Food Products (2.0%)
	Cal-Maine Foods, Inc.	(b)		74,562	2,825,900
	Chiquita Brands International, Inc.	(a) (b)		86,673	1,330,431
	Fresh Del Monte Produce, Inc.	(a)		105,654	2,227,186
	Reddy Ice Holdings, Inc.			70,987	910,763
					7,294,280

	Gas Utilities (1.9%)
	Laclede Group, Inc. (The)			23,186	983,318
	New Jersey Resources Corp.			49,485	1,686,944
	Nicor, Inc.	(b)		12,572	500,617
	Piedmont Natural Gas Co., Inc.	(b)		15,020	402,236
❖	WGL Holdings, Inc.			94,872	3,275,930
					6,849,045

	Health Care Equipment & Supplies (0.8%)
	CONMED Corp.	(a)		17,493	531,612
	Invacare Corp.			17,564	413,281
	STERIS Corp.			34,253	1,170,425
	Zoll Medical Corp.	(a)		27,350	861,525
					2,976,843

	Health Care Providers & Services (4.0%)
	AMERIGROUP Corp.	(a)		36,237	920,420
	Apria Healthcare Group, Inc.	(a)		29,472	566,157
	Centene Corp.	(a)		77,234	1,723,091
	Cross Country Healthcare, Inc.	(a)		76,813	1,225,167
	Emergency Medical Services, L.P.	(a) (b)		8,563	231,372
	Gentiva Health Services, Inc.	(a)		21,941	560,373
	HealthExtras, Inc.	(a)		33,584	1,007,856
	Healthspring, Inc.	(a)		33,196	645,662
	Kindred Healthcare, Inc.	(a) (b)		48,791	1,315,893
	Magellan Health Services, Inc.	(a)		48,083	2,007,465
	Molina Healthcare, Inc.	(a) (b)		47,046	1,403,853
	MWI Veterinary Supply, Inc.	(a)		27,797	974,007
	PharMerica Corp.	(a) (b)		24,795	586,402
	RehabCare Group, Inc.	(a)		10,285	170,320
	Res-Care, Inc.	(a)		65,187	1,196,833
					14,534,871

	Hotels, Restaurants & Leisure (1.0%)
	Bob Evans Farms, Inc.			17,929	513,487
	Jack in the Box, Inc.	(a)		74,444	1,606,502
	Papa John's International, Inc.	(a) (b)		50,844	1,438,377
					3,558,366

	Household Durables (1.3%)
	American Greetings Corp. Class A			35,405	524,702
	Hovnanian Enterprises, Inc. Class A	(a) (b)		31,162	219,069
	National Presto Industries, Inc.			20,616	1,473,632
	Tupperware Brands Corp.			61,106	2,383,134
					4,600,537

	Insurance (7.5%)
	American Physicians Capital, Inc.			49,105	2,444,447
	Argo Group International	(a)		11,513	391,903
❖	Aspen Insurance Holdings, Ltd.	(b)		146,407	3,717,274
	Castlepoint Holdings, Ltd.			126,280	1,173,141
	Darwin Professional Underwriters, Inc.	(a)		439	13,587
	First Mercury Financial Corp.	(a)		6,266	100,256
	FPIC Insurance Group, Inc.	(a)		3,698	184,715
	Horace Mann Educators Corp.			50,705	702,771
❖	IPC Holdings, Ltd.			115,207	3,698,145
	Max Capital Group, Ltd.			67,510	1,584,460
	Montpelier Re Holdings, Ltd.			23,574	370,112
	National Financial Partners Corp.	(b)		26,542	553,401
	Odyssey Re Holdings Corp.			51,323	2,005,190
	Phoenix Cos., Inc. (The)			300,385	2,922,746
❖	Platinum Underwriters Holdings, Ltd.			96,286	3,475,925
	Safety Insurance Group, Inc.			17,168	729,125
	SeaBright Insurance Holdings, Inc.	(a)		156,996	1,805,454
	Zenith National Insurance Corp.			26,696	918,609
					26,791,261

	Internet & Catalog Retail (0.4%)
	Priceline.com, Inc.	(a) (b)		11,718	1,346,984

	Internet Software & Services (1.0%)
	CMGI, Inc.	(a)		55,342	677,386
	Perficient, Inc.	(a)		21,480	216,304
	S1 Corp.	(a)		117,746	956,098
	SonicWALL, Inc.	(a)		34,070	198,969
	United Online, Inc.			141,684	1,538,688
					3,587,445

	IT Services (3.1%)
	Acxiom Corp.			41,040	526,954
	BGC Partners, Inc. Class A	(a)		299,691	2,127,806
	CIBER, Inc.	(a)		205,487	1,452,793
	CSG Systems International, Inc.	(a)		164,764	2,922,913
	infoGROUP, Inc.			175,917	900,695
	ManTech International Corp. Class A	(a)		7,628	425,948
	MAXIMUS, Inc.	(b)		14,348	532,454
	Perot Systems Corp. Class A	(a)		23,484	392,652
	SAIC, Inc.	(a)		57,008	1,076,881
	SI International, Inc.	(a)		8,916	162,984
	SRA International, Inc. Class A	(a)		17,335	380,503
	VeriFone Holdings, Inc.	(a) (b)		21,846	326,816
					11,229,399

	Life Sciences Tools & Services (0.1%)
	Pharmanet Development Group	(a)		11,413	275,396

	Machinery (3.8%)
	Ampco-Pittsburgh Corp.			8,197	356,406
	Cascade Corp.	(b)		12,013	527,130
	Chart Industries, Inc.	(a)		37,491	1,984,024
	Circor International, Inc.			7,600	452,656
	Force Protection, Inc.	(a) (b)		431,795	1,494,011
	L.B. Foster Co. Class A	(a)		54,213	2,085,574
	Lindsay Corp.	(b)		24,134	2,226,844
	NACCO Industries, Inc. Class A			23,110	2,334,110
	Robbins & Myers, Inc.			40,292	2,045,625
					13,506,380

	Marine (0.5%)
	Eagle Bulk Shipping, Inc.	(b)		24,544	712,758
	Genco Shipping & Trading, Ltd.	(b)		13,587	926,362
					1,639,120

	Metals & Mining (1.6%)
	Compass Minerals International, Inc.			16,401	1,239,916
	Horsehead Holding Corp.	(a)		29,019	354,032
	Olympic Steel, Inc.			32,127	1,633,658
	Schnitzer Steel Industries, Inc. Class A			5,800	523,392
	Stillwater Mining Co.	(a) (b)		225,137	2,138,801
					5,889,799

	Multiline Retail (0.1%)
	Fred's, Inc.			25,156	323,506

	Multi-Utilities (0.1%)
	PNM Resources, Inc.			33,425	391,407

	Oil, Gas & Consumable Fuels (5.2%)
	Bois d'Arc Energy, Inc.	(a)		90,166	1,974,635
	Brigham Exploration Co.	(a)		31,040	434,560
	Callon Petroleum Co.	(a)		16,348	375,841
	Contango Oil & Gas Co.	(a)		23,145	1,973,806
	Encore Acquisition Co.	(a)		24,760	1,531,901
	International Coal Group, Inc.	(a) (b)		172,884	1,810,095
	Meridian Resource Corp.	(a)		601,890	1,907,991
	Pacific Ethanol, Inc.	(a) (b)		1,132,999	2,118,708
	Petroleum Development Corp.	(a)		7,173	396,739
	Rosetta Resources, Inc.	(a)		32,283	762,524
	Swift Energy Co.	(a)		57,226	2,908,225
	VAALCO Energy, Inc.	(a)		52,142	341,530
	Whiting Petroleum Corp.	(a)		21,810	2,042,943
					18,579,498

	Paper & Forest Products (0.7%)
	Buckeye Technologies, Inc.	(a)		274,903	2,680,304

	Pharmaceuticals (0.1%)
	Alpharma, Inc. Class A	(a)		13,447	305,381

	Real Estate Investment Trusts (10.0%)
	Agree Realty Corp.			36,217	1,045,947
	American Campus Communities, Inc.			26,787	784,323
	Arbor Realty Trust, Inc.	(b)		234,672	2,572,005
	BioMed Realty Trust, Inc.			27,508	709,706
❖	Corporate Office Properties Trust	(b)		88,554	3,442,980
	Deerfield Capital Corp.			1	1
	DiamondRock Hospitality Co.			157,941	1,456,216
	Dupont Fabros Technology			65,450	1,070,107
	Education Realty Trust, Inc.	(b)		158,845	1,779,064
	Entertainment Properties Trust			20,576	1,103,697
	Equity Lifestyle Properties, Inc.			17,488	839,599
	Equity One, Inc.			61,502	1,187,604
	Extra Space Storage, Inc.			53,370	756,253
	Glimcher Realty Trust	(b)		22,652	210,890
	Hersha Hospitality Trust			26,254	186,403
	Highwoods Properties, Inc.			41,187	1,503,325
	Investors Real Estate Trust	(b)		107,093	1,124,476
	Lexington Realty Trust	(b)		87,001	1,252,814
	Mid-America Apartment Communities, Inc.			7,722	443,783
	National Health Investors, Inc.			77,695	2,399,999
❖	National Retail Properties, Inc.	(b)		151,357	3,199,687
	OMEGA Healthcare Investors, Inc.			160,595	2,773,476
	Parkway Properties, Inc.			24,689	871,275
	Pennsylvania Real Estate Investment Trust			14,889	274,255
	PS Business Parks, Inc.			6,889	362,361
	Ramco-Gershenson Properties Trust			37,730	815,723
	Senior Housing Properties Trust			68,861	1,449,524
	U-Store-It Trust			191,458	2,230,486
					35,845,979

	Real Estate Management & Development (0.1%)
	Tejon Ranch	(a) (b)		11,001	333,880

	Semiconductors & Semiconductor Equipment (1.4%)
	Amkor Technology, Inc.	(a)		64,151	561,963
	Brooks Automation, Inc.	(a)		67,345	525,964
	MKS Instruments, Inc.	(a)		80,970	1,667,982
	OmniVision Technologies, Inc.	(a) (b)		29,205	319,795
	Skyworks Solutions, Inc.	(a)		100,324	949,065
	Smart Modular Technologies, Inc.	(a)		26,246	102,622
	Trident Microsystems, Inc.	(a)		269,974	801,823
					4,929,214

	Software (0.1%)
	JDA Software Group, Inc.	(a)		16,061	274,161

	Specialty Retail (3.6%)
	Asbury Automotive Group, Inc.			182,309	1,806,682
	Blockbuster, Inc. Class A	(a) (b)		118,881	331,678
	Books-A-Million, Inc.			67,837	413,806
	Charlotte Russe Holding, Inc.	(a)		8,040	104,198
	Citi Trends, Inc.	(a)		23,804	550,587
	Collective Brands, Inc.	(a) (b)		42,947	553,157
	Finish Line, Inc. (The) Class A	(a)		30,728	333,399
	Genesco, Inc.	(a)		15,566	457,640
	Gymboree Corp. (The)	(a)		5,354	200,240
	Jo-Ann Stores, Inc.	(a)		76,086	1,671,609
	Men's Wearhouse, Inc. (The)			30,790	613,029
	Rent-A-Center, Inc.	(a) (b)		73,265	1,553,218
	Sonic Automotive, Inc.			38,614	388,843
	Talbots, Inc.	(b)		56,195	787,292
	Tractor Supply Co.	(a)		78,839	2,996,670
					12,762,048

	Textiles, Apparel & Luxury Goods (2.6%)
	G-III Apparel Group, Ltd.	(a)		115,852	1,857,108
	Maidenform Brands, Inc.	(a)		71,799	1,099,243
	Perry Ellis International, Inc.	(a)		24,826	539,965
	Skechers U.S.A., Inc. Class A	(a)		20,511	387,658
	Steven Madden, Ltd.	(a)		118,579	2,666,842
	Warnaco Group, Inc. (The)	(a) (b)		48,124	2,018,802
	Wolverine World Wide, Inc.			28,079	750,552
					9,320,170

	Thrifts & Mortgage Finance (3.1%)
	Bank Mutual Corp.			98,201	1,148,952
	Brookline Bancorp, Inc.	(b)		113,975	1,111,256
	Dime Community Bancshares			74,220	1,241,701
	First Financial Holdings, Inc.			76,577	1,530,008
	First Niagara Financial Group, Inc.			73,702	1,031,091
	Flushing Financial Corp.			129,371	2,280,811
	Guaranty Financial Group, Inc.	(a)		432,694	1,432,217
	Northwest Bancorp, Inc.	(b)		29,477	764,928
	Provident Financial Services, Inc.			40,093	584,957
					11,125,921

	Tobacco (0.3%)
	Alliance One International, Inc.	(a) (b)		18,346	82,007
	Universal Corp.			19,611	1,012,320
					1,094,327

	Trading Companies & Distributors (1.7%)
	Aircastle, Ltd.	(b)		290,780	3,184,041
	Applied Industrial Technologies, Inc.			92,336	2,467,218
	Kaman Corp. Class A			21,729	544,963
					6,196,222

	Wireless Telecommunication Services (0.8%)
	Syniverse Holdings, Inc.	(a)		152,767	2,474,825
	USA Mobility, Inc.	(a)		67,852	550,958
					3,025,783

	Total Common Stocks
	(Cost $365,160,362)				354,516,293

				Shares	Value
	Short-Term Investments (21.9%)
	Investment Company (20.5%)
	State Street Navigator Securities Lending Prime Portfolio	(c)		73,640,786	73,640,786
	Total Investment Company
	(Cost $73,640,786)				73,640,786

				Principal
				Amount	Value
	U.S. Government (1.4%)
	United States Treasury Bills
	1.617%, due 10/16/08	(d)		$3,400,000	3,388,464
	1.651%, due 10/30/08	(d) (e)		1,400,000	1,394,232

	Total U.S. Government
	(Cost $4,783,016)				4,782,696

	Total Short-Term Investments
	(Cost $78,423,802)				78,423,482

	Total Investments
	(Cost $443,584,164)	(g)		120.6%	432,939,775

	Liabilities in Excess of
	Cash and Other Assets			(20.6)	(73,832,797)

	Net Assets			100.0%	$359,106,978

				Contracts	Unrealized
				Long	Depreciation (f)
	Futures Contracts (-0.0%)	‡
	Russell 2000 Index
	Mini September 2008			65	$(922)

	Total Futures Contracts
	(Settlement Value $4,650,750)				$(922)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBAs, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $69,803,604; cash collateral of $73,640,786 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, which is segregated, or partially segregated, as collateral for futures contracts.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2008.
(g)	At July 31, 2008, cost is $453,102,453 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$24,348,493
	Gross unrealized depreciation			(44,511,171)
	Net unrealized depreciation			$(20,162,678)

Eclipse Funds

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) July 31, 2008

SECURITIES VALUATION.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund’s Manager, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with a Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2008, the MainStay Balanced Fund held securities with a value of $18, that were valued in such a manner.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS
By: /s/ Stephen P. Fisher
STEPHEN P. FISHER President and Principal Executive Officer
Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
STEPHEN P. FISHER President and Principal Executive Officer
Date: September 25, 2008

By: /s/ Jack R. Benintende
JACK R. BENINTENDE Treasurer and Principal Financial and Accounting Officer

Date: September 25, 2008